Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jul. 06, 2017	Feb. 29, 2016	Aug. 31, 2017	May 31, 2016	Nov. 30, 2017	Aug. 31, 2016	Feb. 28, 2018	Nov. 30, 2016	May 31, 2018	Feb. 28, 2017	Aug. 31, 2018	May 31, 2017	Nov. 30, 2018	Aug. 31, 2017	Feb. 28, 2019	Nov. 30, 2017	May 31, 2019	Feb. 28, 2018	Aug. 31, 2019	May 31, 2018	Nov. 30, 2019	Aug. 31, 2018	Feb. 29, 2020	Nov. 30, 2018	May 31, 2020	Feb. 28, 2019	Aug. 31, 2020	May 31, 2019	Nov. 30, 2020	Aug. 31, 2019	Feb. 28, 2021	Nov. 30, 2019	May 31, 2021	Feb. 29, 2020	Aug. 31, 2021	May 31, 2020	Nov. 30, 2021	Aug. 31, 2020	Feb. 28, 2022	Nov. 30, 2020	May 31, 2022	Feb. 28, 2021	Aug. 31, 2022	May 31, 2021	Nov. 30, 2022	Aug. 31, 2021	Feb. 28, 2023	Nov. 30, 2021	May 31, 2023	Feb. 28, 2022	Aug. 31, 2023	May 31, 2022	Nov. 30, 2023	Aug. 31, 2022	Feb. 29, 2024	Nov. 30, 2022	May 31, 2024	Feb. 28, 2023	Aug. 31, 2024	May 31, 2023	Nov. 30, 2024	Aug. 31, 2023	Feb. 28, 2025	Nov. 30, 2023	May 31, 2025	Feb. 29, 2024	Aug. 31, 2025	May 31, 2024	Nov. 30, 2025	Aug. 31, 2024	Feb. 28, 2026	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026
C000144520
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,182		$ 10,353		$ 9,898		$ 10,078		$ 10,346		$ 10,476		$ 10,477		$ 10,489		$ 10,592		$ 10,669		$ 10,622		$ 10,845		$ 11,161		$ 11,422		$ 11,406		$ 11,703		$ 11,013		$ 11,433		$ 11,586		$ 11,774		$ 12,063		$ 12,251		$ 12,239		$ 11,939		$ 11,421		$ 11,309		$ 11,143		$ 11,260		$ 11,402		$ 11,411		$ 11,559		$ 11,867		$ 11,889		$ 12,269		$ 12,414	$ 12,518	$ 12,381	$ 12,615	$ 12,996	$ 13,346
C000193185
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 507,089		$ 507,410		$ 508,721		$ 513,517		$ 517,507		$ 515,330		$ 526,269		$ 541,662		$ 554,432		$ 553,732		$ 568,231		$ 534,792		$ 555,285		$ 562,774		$ 571,963		$ 586,099		$ 595,329		$ 594,848		$ 580,328		$ 555,196		$ 549,813		$ 541,797		$ 546,967		$ 553,918		$ 555,040		$ 561,688		$ 577,307		$ 578,449		$ 596,392		$ 603,520		$ 608,653		$ 602,037		$ 614,148		$ 632,763		$ 649,249
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,133		10,369		10,040		10,142		10,293		10,420		10,363		10,193		10,254		10,310		10,224		10,516		10,911		11,359		11,327		11,744		11,938		12,094		12,152		11,907		11,890		12,084		12,012		11,592		10,912		10,693		10,469		10,465		10,678		10,565		10,593		10,813		10,818		11,336		11,321	11,441	11,408	11,691	11,967	12,158
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000		508,001		505,225		496,943		499,953		502,670		498,444		512,695		531,952		553,804		552,233		572,591		582,038		589,654		592,456		580,513		579,681		589,157		585,623		565,164		532,020		521,310		510,431		510,219		520,619		515,090		516,453		527,195		527,416		552,674		551,960		557,816		556,207		570,007		583,428		592,738
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,117		$ 10,329		$ 9,832		$ 10,056		$ 10,262		$ 10,392		$ 10,296		$ 10,304		$ 10,476		$ 10,589		$ 10,602		$ 10,854		$ 11,159		$ 11,440		$ 11,439		$ 11,788		$ 11,386		$ 11,695		$ 11,851		$ 11,942		$ 12,151		$ 12,290		$ 12,274		$ 12,001		$ 11,581		$ 11,533		$ 11,476		$ 11,592		$ 11,696		$ 11,753		$ 11,978		$ 12,218		$ 12,131		$ 12,519		$ 12,633	$ 12,725	$ 12,556	$ 12,728	$ 13,066	$ 13,374
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 508,182		$ 503,446		$ 503,861		$ 512,278		$ 517,803		$ 518,423		$ 530,731		$ 545,666		$ 559,390		$ 559,346		$ 576,399		$ 556,751		$ 571,856		$ 579,511		$ 583,947		$ 594,160		$ 600,981		$ 600,197		$ 586,815		$ 566,323		$ 563,934		$ 561,144		$ 566,854		$ 571,902		$ 574,694		$ 585,691		$ 597,454		$ 593,209		$ 612,164		$ 617,727		$ 622,228		$ 613,957		$ 622,401		$ 638,910		$ 653,990